UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No. Form 13F File Number Name

          None                            None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $1,015,713



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                        Cobalt Partners, L.P.
          -----------------------         ---------------------------------

                                                             FORM 13F

                                    Name of Reporting Manager: Cobalt Capital As of: 6/30/2004



Item 1:                        Item 2:        Item 3:     Item 4:   Item 5:       Item 6:                 Item 7:       Item 8:

                                                                              Investment Discretion               Voting Authority
                                                                                                                      (Shares)
                                                                                                           Mgrs
                                                                   Shares or        (b) Shared -  (c)      See
                               Title          CUSIP        Fair    Principal  (a)   As Defined    Shared-  Instr. (a)   (b)    (c)
Name of Issuer                 of Class       NUMBER       Market  Amount     Sole  See Instr. V  Other     V     Sole  Shared  None
--------------                 --------       -------     ------   ---------  ----  ------------  -----    ----  ----   ------  ----
Alliance Atlantis Comunicat    CL B           01853E204    11,228    610,200   X                           1      X
American Eqty Life Hld         Com            025676206     4,354    437,600   X                           1      X
American Capital Strategies    Com            024937104     2,802    100,000   X                           1      X
AES Corp                       Com            00130H105     5,958    600,000   X                           1      X
Alamosa Holdings Inc           Com            011589108     1,771    240,969   X                           1      X
Affliated Managers Group       Com            008252108    23,918    474,850   X                           1      X
American Tower Corp            Com            029912201    14,085    926,641   X                           1      X
Amphenol Corp                  Com            032095101    14,211    426,500   X                           1      X
Administaff Inc                Com            007094105       657     39,600   X                           1      X
Anthem Inc                     Com            03674B104    86,327    963,900   X                           1      X
Atlas Amer Inc                 Com            049167109       261     12,954   X                           1      X
Atmos Energy Corp              Com            049560105       512     20,000   X                           1      X
Arch Wireless Inc              CL A           039392709    15,199    533,470   X                           1      X
Banc of America Corp           Com            060505104    34,694    410,000   X                           1      X
Ball Corp                      Com            058498106    29,922    415,300   X                           1      X
Burlington Res Inc             Com            122014103    16,798    464,282   X                           1      X
Computer Assoc Inc             Com            204912109     2,105     75,000   X                           1      X
CSK Auto Corp                  Com            125965103    34,376  2,005,600   X                           1      X
CIT Group Inc                  Com            125581108    21,201    553,700   X                           1      X
Caremark RX Inc                Com            141705103     4,699    142,657   X                           1      X
Corinthian Colleges Inc        Com            218868107     2,598    105,000   X                           1      X
Corrections Corp Amer New      Com            22025Y407    12,732    322,400   X                           1      X
Dillards Inc                   CL A           254067101       669     30,000   X                           1      X
Extreme Networks Inc           Com            30226D106       508     92,000   X                           1      X
Freeport McMoran Copper & Go   CL B           35671D857    36,471  1,100,180   X                           1      X
First Health Group Corp        Com            320960107       937     60,000   X                           1      X
Sprint Corp                    Com            852061100    18,216  1,035,000   X                           1      X
Fox Entmt Group Inc            CL A           35138T107    13,470    504,500   X                           1      X
Fisher Scientific Intl Inc     Com            338032204     8,264    143,100   X                           1      X
Gatx Corp                      Com            361448103     6,017    221,200   X                           1      X
Goldman Sachs Group Inc        Com            38141G104    19,774    210,000   X                           1      X
Goodyear Tire & Rubber Co      Com            382550101     5,374    591,200   X                           1      X
HCA Inc                        Com            404119109     4,159    100,000   X                           1      X
Hutchinson Technology Inc      Com            448407106     1,230     50,000   X                           1      X
Kinder Morgan Inc Kans         Com            49455P101    25,140    424,009   X                           1      X
Louisianna Pac Corp            Com            546347105     9,124    385,773   X                           1      X
Manpower Inc                   Com            56418H100    15,485    305,000   X                           1      X
McDermott Intl Inc             Com            580037109       102     10,000   X                           1      X
Multimedia Games Inc           Com            625453105       300     11,200   X                           1      X
Massey Energy Corp             Com            576206106    29,045  1,029,600   X                           1      X
Molex Inc                      CL A           608554200     4,580    167,876   X                           1      X
Microsoft Corp                 Com            594918104     5,712    200,000   X                           1      X
Nabors Industries Ltd          Com            G6359F103    10,514    232,500   X                           1      X
NBTY Inc                       Com            628782104     1,176     40,000   X                           1      X
NRG Energy Inc                 Com            629377508     2,976    120,000   X                           1      X
Netgear Inc                    Com            64111Q104       947     88,055   X                           1      X
NTL Inc  Del                   Com            62940M104     8,904    154,536   X                           1      X
Novellus Systems Inc           Com            670008101     9,753    310,200   X                           1      X
News Corp Ltd                  SP ADR PFD     652487802    13,764    418,600   X                           1      X
New York Cmnty Bancorp Inc     Com            649445103       982     50,000   X                           1      X
Omnicare Inc                   Com            681904108     2,141     50,000   X                           1      X
Pinnacle Sys Inc               Com            723481107       501     70,000   X                           1      X
Pulte Homes Inc                Com            745867101   116,184  2,233,028   X                           1      X
Pacificare Health Sys Del      Com            695112102    14,787    382,500   X                           1      X
Posco                          Sponsored ADR  693483109     5,566    166,100   X                           1      X
Resource America Inc           CL A           761195205    33,940  1,438,118   X                           1      X
Regal Entmt Group              CL A           758766109    18,152  1,002,850   X                           1      X
Transocean Inc                 Ord            G90078109     1,447     50,000   X                           1      X
Rayonier Inc                   Com            754907103     3,958     89,048   X                           1      X
Synopsis Inc                   Com            871607107     5,117    180,000   X                           1      X
Standard Pac Corp New          Com            85375C101    37,986    770,508   X                           1      X
Spectrasite Inc                Com            84761M104    66,438  1,537,200   X                           1      X
Service Corp Intl              Com            817565104     1,368    185,600   X                           1      X
Tivo Inc                       Com            888706108       709    100,000   X                           1      X
Talisman Energy Inc            Com            87425E103    33,034  1,519,500   X                           1      X
Triquint Semiconductor Inc     Com            89674K103     1,848    338,520   X                           1      X
TXU Corp                       Com            873168108       405     10,000   X                           1      X
Tyco Intl Ltd New              Com            902124106     6,628    200,000   X                           1      X
Valero Energy Corp             Com            91913Y100    66,775    905,300   X                           1      X
Washington Group Intl Inc      Com            938862208     1,436     40,000   X                           1      X
Winn-Dixie Stores Inc          Com            974280109        72     10,000   X                           1      X
Western Wireless Corp          CL A           95988E204     3,220    111,393   X                           1      X

                    COLUMN TOTALS                       1,015,713


01181.0001 #505157